FINANCIAL INSTRUMENTS - Schedule of Quantitative Information of Significant Unobservable Inputs Used in Fair Value Measurements (Details) - Investments - Level 3 of fair value hierarchy [member] - CAD ($)
$ in Thousands
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets			$ 0
Rx Hybrid Instrument
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	$ 0	$ 242